Financial Instruments - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 4,503	$ 5,022
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(194)	(1,351)
Net amount	4,309	3,671
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	1,555	1,470
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(194)	(1,351)
Net amount	$ 1,361	$ 119